Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on plan assets	$ 847	$ 1,538
Pension plan [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions		(1)
Financial assumptions	(46)	(768)
Experience assumptions	(34)	38
Net actuarial gains (losses) on plan assets	385	1,079
Changes in asset ceiling excluding interest income	(25)	(30)
Net remeasurement gains (losses) recognized in OCI	280	318
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions		34
Financial assumptions	(4)	(36)
Experience assumptions	(2)	$ 2
Net remeasurement gains (losses) recognized in OCI	$ (6)